SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Deferred revenue	$ 0		$ 0		$ 0	$ 53,000
FDIC limit	250,000		250,000		250,000
Cash equivalents					0	0
Cash balances in excess of FDIC limits					0	0
Asset impairments					0	50,000
Non-cash impairment charge						50,000
Embedded derivatives identified					0	0
Warrants issued					0	0
Advertising marketing and promotion costs	$ 26,391	$ 26,566	$ 83,122	$ 53,143	179,616	450,500
Capital raise promotion costs					$ 29,610	$ 86,951
Convertible Noteholder [Member]
Property, Plant and Equipment [Line Items]
Stock issued as consideration convertible debt						50,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic life					3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic life					5 years